Finance debt (Details 1) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Finance Debt
Short-term debt	$ 19	$ 20
Current portion of long-term debt	896	1,616
Accrued interest on short and long-term debt	520	550
Total	$ 1,435	$ 2,186